Revenue (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Revenue

	Turkcell Turkey		Turkcell International		Other		Intersegment eliminations		Consolidated
	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018
Telecommunication services	19,157,657	16,636,497	1,780,793	1,281,595	—	—	(60,147)	(58,335)	20,878,303	17,859,757
Equipment revenues	2,130,135	1,209,745	115,905	101,350	—	—	—	—	2,246,040	1,311,095
Revenue from financial services	—	—	—	—	1,141,712	1,121,768	(839)	(2,647)	1,140,873	1,119,121
Call center revenues	21,851	12,954	17,008	9,763	308,126	211,195	(34,542)	(30,740)	312,443	203,172
Commission fees on betting business	—	—	—	—	132,300	200,315	—	—	132,300	200,315
Revenue from betting business	—	—	—	—	—	268,470	—	—	—	268,470
Other	177,513	233,390	89,083	64,272	635,841	311,933	(475,261)	(279,050)	427,176	330,545

Total	21,487,156	18,092,586	2,002,789	1,456,980	2,217,979	2,113,681	(570,789)	(370,772)	25,137,135	21,292,475

	Turkcell Turkey		Turkcell International		Other		Intersegment eliminations		Consolidated
	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017
Telecommunication services	16,636,497	14,159,955	1,281,595	952,246	—	—	(58,335)	(71,143)	17,859,757	15,041,058
Equipment revenues	1,209,745	1,033,647	101,350	69,801	—	—	—	—	1,311,095	1,103,448
Revenue from financial services	—	—	—	—	1,121,768	715,754	(2,647)	(754)	1,119,121	715,000
Call center revenues	12,954	8,395	9,763	7,706	211,195	224,973	(30,740)	(8,395)	203,172	232,679
Commission fees on betting business	—	—	—	—	200,315	181,886	—	—	200,315	181,886
Revenue from betting business	—	—	—	—	268,470	174,021	—	—	268,470	174,021
Other	233,390	138,869	64,272	37,325	311,933	911	(279,050)	6,867	330,545	183,972

Total	18,092,586	15,340,866	1,456,980	1,067,078	2,113,681	1,297,545	(370,772)	(73,425)	21,292,475	17,632,064

Summary of Revenue by Recognition

	2019
	Turkcell Turkey	Turkcell International	Other	Intersegment eliminations	Consolidated
Telecommunication Services	19,157,657	1,780,793	—	(60,147)	20,878,303
At a point in time	198,734	10,555	—	—	209,289
Over time	18,958,923	1,770,238	—	(60,147)	20,669,014
Equipment Related	2,130,135	115,905	—	—	2,246,040
At a point in time	2,050,055	115,905	—	—	2,165,960
Over time	80,080	—	—	—	80,080
Revenue from financial operations	—	—	1,141,712	(839)	1,140,873
At a point in time	—	—	222,930	(839)	222,091
Over time	—	—	918,782	—	918,782
Call Center	21,851	17,008	308,126	(34,542)	312,443
At a point in time	—	—	—	—	—
Over time	21,851	17,008	308,126	(34,542)	312,443
Commission fees on betting business	—	—	132,300	—	132,300
At a point in time	—	—	—	—	—
Over time	—	—	132,300	—	132,300
Revenue from betting business	—	—	—	—	—
At a point in time	—	—	—	—	—
Over time	—	—	—	—	—
All other segments	177,513	89,083	635,841	(475,261)	427,176
At a point in time	37,726	19,300	2,306	(657)	58,675
Over time	139,787	69,783	633,535	(474,604)	368,501
Total	21,487,156	2,002,789	2,217,979	(570,789)	25,137,135
At a point in time	2,286,515	145,760	225,236	(1,496)	2,656,015
Over time	19,200,641	1,857,029	1,992,743	(569,293)	22,481,120
	2018
	Turkcell Turkey	Turkcell International	Other	Intersegment eliminations	Consolidated
Telecommunication Services	16,636,497	1,281,595	—	(58,335)	17,859,757
At a point in time	102,524	—	—	(11,504)	91,020
Over time	16,533,973	1,281,595	—	(46,831)	17,768,737
Equipment Related	1,209,745	101,350	—	—	1,311,095
At a point in time	1,203,058	101,350	—	—	1,304,408
Over time	6,687	—	—	—	6,687
Revenue from financial operations	—	—	1,121,768	(2,647)	1,119,121
At a point in time	—	—	254,383	(2,647)	251,736
Over time	—	—	867,385	—	867,385
Call Center	12,954	9,763	211,195	(30,740)	203,172
At a point in time	—	—	—	—	—
Over time	12,954	9,763	211,195	(30,740)	203,172
Commission fees on betting business	—	—	200,315	—	200,315
At a point in time	—	—	—	—	—
Over time	—	—	200,315	—	200,315
Revenue from betting business	—	—	268,470	—	268,470
At a point in time	—	—	—	—	—
Over time	—	—	268,470	—	268,470
All other segments	233,390	64,272	311,933	(279,050)	330,545
At a point in time	142,504	8,556	7,576	—	158,636
Over time	90,886	55,716	304,357	(279,050)	171,909
Total	18,092,586	1,456,980	2,113,681	(370,772)	21,292,475
At a point in time	1,448,086	109,906	261,959	(14,151)	1,805,800
Over time	16,644,500	1,347,074	1,851,722	(356,621)	19,486,675